Riggs Funds
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund
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Supplement to the Prospectuses dated June 30, 2001



     Please note the following changes to the procedures described in the Funds' prospectuses under the headings "WHAT DO SHARES COST?", "HOW TO PURCHASE SHARES" and "HOW TO REDEEM AND EXCHANGE SHARES."

     On September 13, 2001, shareholders of the Funds may purchase and redeem shares on a limited basis, subject to the terms of the prospectus, except as modified below:

o Redemption orders received by 11:00 a.m. (Eastern time) will be paid on the same day, but will not include that day's dividend.

o Redemption orders received after 11:00 a.m. (Eastern time) will receive that day's dividend and the redemption proceeds will be paid on the following business day.

o Purchase orders received by 1:00 p.m. (Eastern time) will receive that day's dividend if the Funds receive the purchase price before 1:00 p.m. (Eastern time).

o On that day, the Funds will price their shares at 11:00 a.m. and 1:00 p.m. (Eastern time).

o Requests to exchange out of the Funds will not be processed during this period.

     Beginning September 14, 2001, shareholders of the Funds may purchase and redeem shares on a limited basis on each weekday until the New York Stock Exchange ("NYSE") reopens, subject to the terms of the prospectuses, except as modified below:

o Redemption orders received by 12:00 Noon (Eastern time) will be paid on the same day, but will not include that day's dividend.

o Redemption orders received after 12:00 Noon (Eastern time) will receive that day's dividend and the redemption proceeds will be paid on the following business day.

o Purchase orders received by 1:00 p.m. (Eastern time) will receive that day's dividend if the Funds receive the purchase price before 1:00 p.m. (Eastern time).

o During this period, the Funds will price their shares each weekday at 11:00 a.m., 12:00 Noon and 1:00 p.m. (Eastern time).

o Requests to exchange out of the Funds will not be processed during this period.

Other terms for purchasing and redeeming shares remain as stated in the Funds' prospectuses.

     Once the NYSE reopens, the terms set forth in this supplement will expire and shares of the Funds may be purchased, redeemed and exchanged at the times stated in their current prospectuses.

                                                              September 14, 2001

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